INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Current tax expense
Deferred tax expense (benefit):
Allowance for doubtful accounts
Depreciation
Goodwill - Impaired
Goodwill	$ 511,108	$ 511,108
Valuation Allowance	(1,210,250)	(568,016)
Net operating loss carryforward	$ 699,142	$ 56,908
Subtotal deferred tax expense/(benefit)
Income tax expense/(benefit)